Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 617-662-1501 twrakestraw@statestreet.com

February 19, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated February 18, 2015, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on February 18, 2015:

Series	Post-Effective Amendment No.
iShares iBonds Dec 2017 Corporate ETF	1,337
iShares iBonds Dec 2019 Corporate ETF	1,338
iShares iBonds Dec 2021 Corporate ETF	1,339
iShares iBonds Dec 2022 Corporate ETF	1,340
iShares iBonds Dec 2023 Corporate ETF	1,341
iShares iBonds Dec 2024 Corporate ETF	1,342
iShares iBonds Dec 2025 Corporate ETF	1,343

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc: Benjamin J. Haskin, Esq.